Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 39,760	$ 6,636	$ 2,742	$ 3,456
Morgan Stanley [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	7,784	0
HSBC [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	16,480	3,657
Credit Agricole [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	13,529	48
Commerce Bank [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,916	2,898
Other [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 51	$ 33